Accounts Receivable, net (Including Related and Unrelated Parties) - Schedule of Trade Receivables Factoring (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Other current financial assets [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Net of fees charged by underwriting banks	$ 487,754
Bottom of range [member] | Factoring of receivables [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Interest rate	1.07%
Top of range [member] | Factoring of receivables [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Interest rate	2.44%